Organization and Principal Activities - Schedule of Primary Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Signature Tasty Claypot House Holding Sdn. Bhd. (“STCH Holding”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	The Company
Date of Incorporation	May 08, 2019
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation with a central kitchen, licensor and loyalty owner, and general trader
Signature Tasty Claypot House (GH) Sdn. Bhd. (“STCH GH”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	STCH Holding
Date of Incorporation	Oct. 01, 2019
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation
Zi Wei Yuan (Raja Uda) Sdn. Bhd. (“ZWY Raja Uda”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	STCH Holding
Date of Incorporation	Apr. 11, 2022
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation
CHH KL Group Sdn. Bhd. (“CHH KL”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	STCH Holding
Date of Incorporation	Mar. 09, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation
CCH Tropika Sdn. Bhd. (“CCH Tropika”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	STCH Holding
Date of Incorporation	Oct. 21, 2022
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation
GTL F&B Sdn. Bhd. (“GTL F&B”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	STCH Holding
Date of Incorporation	Nov. 11, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Restaurant operation
GEF Family Food Sdn. Bhd. (“GEF”) [Member]
Schedule of Primary Subsidiaries [Line Items]
Controlled by	GTL F&B
Date of Incorporation	May 11, 2022
Percentage of Effective Ownership	80.00%
Principal Activities	Restaurant operation